Operating leases	6 Months Ended
Jun. 30, 2024
Operating Leases
Operating leases

6.        Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2023 and June 30, 2024 in connection with the time charter-in vessel arrangements with an initial term exceeding 12 months, amounted to $27,548 and $136,323, respectively and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non- current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.3%.

The time charter-in hire payments required to be made after June 30, 2024, for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2025	$26,636
June 30, 2026	26,636
June 30, 2027	25,176
June 30, 2028	26,709
June 30, 2029	22,171
June 30, 2030 and thereafter	34,401
Total undiscounted lease payments	$161,729
Discount based on incremental borrowing rate	(25,406)
Present value of lease liability	136,323
Operating lease liabilities, current	20,128
Operating lease liabilities, non-current	116,195

The weighted average remaining lease term of these charter-in vessel arrangements as of June 30, 2024 is 6.32 years. The charter-in hire expenses for these long-term charter-in arrangements for the six-month periods ended June 30, 2023 and 2024, were $5,960 and $9,396, respectively, and are included under “Charter-in hire expenses” in the unaudited interim condensed consolidated income statements.

6.         Operating leases - continued:

b) Office rental arrangements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2023 and June 30, 2024 in connection with the office rental arrangements, amounted to $277 and $3,412, respectively and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non- current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 6.7%. The office rental payments required to be made after June 30, 2024, for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2025	$632
June 30, 2026	982
June 30, 2027	969
June 30, 2028	635
June 30, 2029	553
June 30, 2030 and thereafter	-
Total undiscounted lease payments	$3,771
Discount based on incremental borrowing rate	(359)
Present value of lease liability	$3,412
Operating lease liabilities, current	632
Operating lease liabilities, non-current	2,780

The weighted average remaining lease term of these office rental arrangements as of June 30, 2024 is 3.75 years. The lease expenses for these office rental arrangements for the six-month periods ended June 30, 2023 and 2024, were $255 and $241, respectively and are included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements.